Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related party disclosures
Summary of compensation of directors and other members of key management personnel

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2020 and 2019:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Short-term benefits	4,800	8,084
Equity based compensation	13,169	16,296
	17,969	24,380
Number of individuals included in the above amounts	18	19